Related party transactions (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Convertible debentures	$ 21,028		$ 2,230
Share based compensation		400
Director [Member]
Related Party Transaction [Line Items]
Convertible debentures	$ 500	$ 500
Interest rate	8.00%	8.00%
Director fees	$ 600
Director fees incurred		$ 700
Directors And Executive Officer [Member]
Related Party Transaction [Line Items]
Share based compensation	1,000	3,200
Executive Officer [Member]
Related Party Transaction [Line Items]
Director fees incurred	$ 600	$ 1,000